Financial instruments and management of financial risks - Liquidity risk (Details) $ in Millions	Dec. 31, 2023 USD ($)
Liquidity risk
Total	$ 2,947
Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	522
Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	178
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,872
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	403
Interest rate swap agreement
Liquidity risk
Amounts to be exchanged, pay	0
Interest rate swap agreement	0
2024
Liquidity risk
Total	713
2024 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	292
2024 | Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	178
2024 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	169
2024 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	86
2024 | Interest rate swap agreement
Liquidity risk
Amounts to be exchanged, pay	2
Interest rate swap agreement	2
2025
Liquidity risk
Total	254
2025 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	19
2025 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	164
2025 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	78
2026
Liquidity risk
Total	262
2026 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	41
2026 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	160
2026 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	68
2026 | Interest rate swap agreement
Liquidity risk
Amounts to be exchanged, pay	1
Interest rate swap agreement	1
2027
Liquidity risk
Total	331
2027 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	131
2027 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	155
2027 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	52
2027 | Interest rate swap agreement
Liquidity risk
Amounts to be exchanged, pay	1
Interest rate swap agreement	1
2028
Liquidity risk
Total	1,307
2028 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	39
2028 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,224
2028 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	39
Thereafter
Liquidity risk
Total	80
Thereafter | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	0
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	80
Currency swap agreement amounts to be exchanged | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	606
Amounts to be exchanged, pay	578
Interest rate swap agreement	578
Currency swap agreement amounts to be exchanged | 2024 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	146
Amounts to be exchanged, pay	132
Interest rate swap agreement	132
Currency swap agreement amounts to be exchanged | 2025 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	41
Amounts to be exchanged, pay	34
Interest rate swap agreement	34
Currency swap agreement amounts to be exchanged | 2026 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	39
Amounts to be exchanged, pay	33
Interest rate swap agreement	33
Currency swap agreement amounts to be exchanged | 2027 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	38
Amounts to be exchanged, pay	32
Interest rate swap agreement	32
Currency swap agreement amounts to be exchanged | 2028 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (receive)	342
Amounts to be exchanged, pay	347
Interest rate swap agreement	$ 347